Schedule of Restatement on Balance Sheets (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 398,450		$ 259,212			$ 1,155,343
Prepaid expenses	73,411		6,321			2,903
Total current assets	496,861		265,533			1,158,246
Property and equipment, net	5,315		7,040			2,553
Total assets	733,018		415,187			1,160,799
Current liabilities:
Accounts payable and accrued expenses	113,816		65,860			91,359
Liquidated damages and accrued interest						282,916
Total current liabilities	113,816		65,860			374,275
Total liabilities	113,816		65,860			374,275
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding	7,742		7,656			7,108
Additional paid in capital	7,184,531		6,033,331			3,179,913
Subscription receivable						(33,000)
Accumulated deficit	(6,573,235)		(5,691,803)			(2,367,623)
Total stockholders’ equity	619,202	$ 480,318	349,327	$ (229,829)	$ 42,733	786,524	$ 179,845
Total liabilities and stockholders’ equity	733,018		415,187			1,160,799
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	$ 148		$ 143			126
Previously Reported [Member]
Current assets:
Cash						1,155,343
Prepaid expenses						2,903
Total current assets						1,158,246
Property and equipment, net						2,553
Total assets						1,160,799
Current liabilities:
Accounts payable and accrued expenses						91,359
Liquidated damages and accrued interest
Total current liabilities						91,359
Total liabilities						91,359
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding						7,108
Additional paid in capital						3,179,913
Subscription receivable						(33,000)
Accumulated deficit						(2,084,707)
Total stockholders’ equity						1,069,440
Total liabilities and stockholders’ equity						1,160,799
Previously Reported [Member] | Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock						126
Revision of Prior Period, Error Correction, Adjustment [Member]
Current assets:
Cash
Prepaid expenses
Total current assets
Property and equipment, net
Total assets
Current liabilities:
Accounts payable and accrued expenses
Liquidated damages and accrued interest						282,916
Total current liabilities						282,916
Total liabilities						282,916
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 250,000,000 shares authorized; 7,108,336 shares issued and outstanding
Additional paid in capital
Subscription receivable
Accumulated deficit						(282,916)
Total stockholders’ equity						(282,916)
Total liabilities and stockholders’ equity
Revision of Prior Period, Error Correction, Adjustment [Member] | Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock